33-14905
             Filed with the Securities and Exchange Commission
                          March 10, 2004

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

       Pre-Effective Amendment No.       [ ]
    Post-Effective Amendment No. 59   [X]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
       Amendment No. 62                  [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

    Approximate Date of Proposed Public Offering March 15, 2004.
                                         ------------------
It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)
    [ ]  On [date] pursuant to paragraph (b)
    [X]  60 days after filing pursuant to paragraph (a)
    [ ]  On [date] pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term U.S. Government Fund
    (ii)   Thornburg Intermediate Municipal Fund
    (iii)  Thornburg New Mexico Intermediate Municipal Fund
    (iv)   Thornburg Limited Term Income Fund
    (v)    Thornburg Florida Intermediate Municipal Fund
    (vi)   Thornburg Value Fund
    (vii)  Thornburg International Value Fund
    (viii) Thornburg New York Intermediate Municipal Fund
    (ix)   Thornburg Core Growth Fund
    (x)    Thornburg Investment Income Builder Fund



                                CONTENTS

Facing Sheet

Contents

Prospectus                (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Limited Term U.S. Government Fund
                          [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares])
                          Thornburg Investment Income Builder Fund
                          [Class A and Class C shares];

Prospectus                (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class Shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares];
                          Thornburg Value Fund [Institutional Class shares];
                          Thornburg International Value Fund [Institutional
                          Class Shares]);
                          Thornburg Core Growth Fund [Institutional Class shares]; Thornburg Investment Income Builder Fund
                          [Institutional Class Shares])


Prospectus                (Thornburg Limited Term U.S. Government Fund [Class
                          R-1 Shares]; Thornburg Limited Term Income Fund
                          [Class R-1 Shares]; Thornburg Value Fund [Class R-1
                          Shares]; Thornburg International Value Fund [Class
                          R-1 Shares]; Thornburg Core Growth Fund [Class R-1
                          Shares]; Thornburg Investment Income Builder Fund
                          [Class R-1 Shares])

Prospectus                (Thornburg Limited Term Municipal Fund [Class A and
                          Class C Shares]; Thornburg California Limited Term
                          Municipal Fund [Class A and Class C Shares])

Prospectus                (Thornburg Limited Term Municipal Fund
                          [Institutional Class Shares]; Thornburg California
                          Limited Term Municipal Fund [Institutional Class
                          Shares]);

Statement of Additional   (Thornburg Limited Term U.S. Government Fund
Information               [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares];
                          Thornburg Investment Income Builder Fund [Class A and Class C shares])

Statement of Additional
Information               (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares]; Thornburg
                          International Value Fund [Institutional Class
                          Shares])
                          Thornburg Core Growth Fund [Institutional Class
                          Shares]; Thornburg Investment Income Builder Fund
                          [Institutional Class Shares]

Statement of Additional  (Thornburg Limited Term U.S. Government Fund [Class
Information               R-1 Shares]; Thornburg Limited Term Income Fund
                          [Class R-1 Shares]; Thornburg Value Fund [Class R-1
                          Shares]; Thornburg International Value Fund [Class
                          R-1 Shares]; Thornburg Core Growth Fund [Class R-1
                          Shares]; Thornburg Investment Income Builder Fund
                          [Class R-1 Shares])

Statement of Additional   (Thornburg Limited Term Municipal Fund [Class A and
Information               Class C Shares]; Thornburg California Limited Term
                          Municipal Fund [Class A and Class C Shares])

Statement of Additional   (Thornburg Limited Term Municipal Fund
Information               (Institutional Class Shares); Thornburg California
                          Limited Term Municipal Fund [Institutional Class
                          Shares])




OUTSIDE FRONT COVER
THORNBURG LIMITED TERM MUNICIPAL FUNDS
Prospectus                             THORNBURG INVESTMENT MANAGEMENT
March 10, 2004



                   Thornburg Limited Term Municipal Fund
                      ("Limited Term National Fund")
             Thornburg California Limited Term Municipal Fund
                      ("Limited Term California Fund")

































These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.


Limited Term National Fund and Limited Term California Fund are separate investment portfolios of Thornburg Investment Trust.



Limited Term National Fund

Investment Goals
-----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page _____.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a consistent maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class A Shares

15%

10%      9.97                                      7.40
                                        6.81
 5%                   5.47
                3.97        4.80             4.82
 0%                                                       3.25
   -1.48
-3                                0.34
    1994 	1995  1996  1997  1998  1999  2000  2001  2002  2003

Highest quarterly results for time period shown: 3.56% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -2.10% (quarter ended
3/31/94).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Limited Term National Fund Average Annual Total Returns
(periods ended 12/31/03)

                         One Year  Five Years  Ten Years
                         --------  ----------  ---------

Return Before Taxes      1.72%       4.17%       4.33%

Return After Taxes
on Distributions         1.72%       4.17%       4.33%

Return After Taxes on
Distributions and Sale
of Fund Shares           2.15%       4.13%       4.31%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%       5.57%       5.42%

Class C Shares

                                                  Since Inception
                         One Year   Five Years    9/1/94
                         --------   ----------    -----------
Return Before Taxes      2.46%       4.13%          4.42%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%       5.57%          5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C returns because the returns of the classes are different.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                       Class A    Class C
                                                       -------    -------
     Shareholder Fees (fees paid directly from your Investment)

     Maximum Sales Charge (Load) on                  1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
       Redemptions                                   0.50%(1)   0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses
(expenses that are deducted
  from Fund assets)
                                                  Class A        Class C
                                                  -------        -------
     Management Fee                               .43            .43%
     Distribution and Service (12b-1) Fees        .25%          1.00%
     Other Expenses                               .25%(3)        .25%(3)
                                                 ----           -----
           Total Annual Operating Expenses        .93%          1.68%(4)

(1) Imposed only on redemptions of any part or all of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)  Other expenses are estimated for the current fiscal year.
(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of fees may be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class A Shares       $243      $442      $657      $1,276
     Class C Shares       $221      $530      $913      $1,987

You would pay the following expenses if you did not redeem your Class C shares:

                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class C Shares      $ 171     $  530    $  913    $  1,987


LIMITED TERM CALIFORNIA FUND

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.
Principal Investment Strategies

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.



Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page _____.


Past Performance of the Fund

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account.




The following are presented as bar graphs in the Prospectus
Limited Term California Fund Annual Total Returns Class A Shares

15%
                                                   6.38
10%       10.27
                      5.84              6.26
 5%              4.31        4.97
                                              4.27
 0%                                                       2.54
    -2.13                         0.48

-3  1994  1995  1996  1997  1998  1999  2000  2001  2002  2003


Highest quarterly results for time period shown: 3.77% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -2.08% (quarter ended
3/31/94).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Limited Term California Fund Average Annual Total Returns
(periods ended 12/31/03)

                         One Year       Five Years         Ten Years
                         --------       ----------         ---------

Return Before Taxes      1.01%          3.65%              4.11%

Return After Taxes
on Distributions         1.01%          3.65%              4.11%

Return After Taxes on
Distributions and Sale
of Fund Shares           1.58%          3.65%              4.10%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%          5.57%              5.42%

Class C Shares
--------------
                                                       Since Inception
                         One Year       Five Years          9/1/94
                         --------       ----------     ----------------
Return Before Taxes      1.75%          3.58%           4.20%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%          5.57%           5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                           Limited Term Municipal Funds
                                                  Class A     Class C
                                                  -------     -------
 Maximum Sales Charge (Load) on Purchases         1.50%        none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions 0.50%(1)     0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term Municipal Fund-California Portfolio

                                                  Class A       Class C
     Management Fee                                 .50%         .50%
     Distribution and Service (12b-1) Fees          .25%        1.00%
     Other Expenses                                 .27%(3)      .30%(3)
                                                    ----        -----
           Total Annual Operating Expenses         1.02%(4)      1.80%(4)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of the purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)  Other expenses are estimated for the current fiscal year.
(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class A Shares      $252      $470      $705      $1,379
     Class C Shares      $233      $566      $975      $2,116


You would pay the following expenses if you did not redeem your Class C shares:

                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class C Shares      $183      $566      $975      $2,116

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments.

Principal Investment Strategies

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant affect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer. The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities sometimes called "junk bonds" or "high yield securities" are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligations bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations includes notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.


Securities Ratings and Credit Quality

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Temporary Investments

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities; (iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and
(vi) portfolio recordkeeping.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by mail, by sending your application with your check payable to the Fund. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

The minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount to add to an account is $100. Minimums may be modified under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

THE FUNDS OFFER DIFFERENT SHARE CLASSES

Each Fund offers Class A shares and Class C shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the annual fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial advisor information on any existing investment in the Fund or intention to make further purchases in the future, so that the investor can take full advantage of sales charge discounts, or the Right of Accumulation or Letter of Intent described below. Investors should retain their account information for this and other purposes because neither the Fund, the Transfer Agent, nor the investor's financial advisor may have the information.



                                             Class A Shares
                                             Total Sales Charge
                                  As Percentage          As Percentage
                                  of Offering Price      of Net Asset
Limited Term Municipal Funds

Less than $250,000.00                   1.50%                    1.52%
$250,000 to 499,999.99                  1.25%                    1.27%
$500,000 to 999,999.99                  1.00%                    1.01%
$1,000,000 and up                       0.00%                    0.00%*

* There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (CDSC) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 1/2 of 1% for the Funds shown above, and may be subject to waiver or reduction. The applicability of these charges will not be affected by changes in registration. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for the Funds of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order from $2 million to $4 million, and 0.25% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statements of Additional Information.


At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. Thornburg or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

LETTERS OF INTENT.

If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent" (LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION.

Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table above, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.


SALES CHARGE WAIVERS.

You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' Transfer Agent, BFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.


A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this Prospectus, up to the amount you previously redeemed.


AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by Thornburg), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who place orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.



PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 1/2 of 1% to financial advisors who place orders for these purchases.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The CDSC is 1/2 of 1% for all Funds offering Class C shares. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the date when you set up the plan. See "Systematic Withdrawal Plan" on page 35. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through your financial advisor). Your shares will be redeemed by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

* Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

* Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption accompanied by any outstanding certificates in proper form for transfer. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

* No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption.
The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To redeem shares in an account, you may use any of the following methods.

Written Instructions

Mail your instructions to the transfer agent at the address shown on the back cover page. Instructions must include the following information:

Your name
The Fund's name
Fund Account number
Dollar amount or number of shares to be redeemed
Signature guarantee, if required (see below for instructions)
Signature (see below for signature instructions)

Signature Requirements

Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

IRA or Retirement Account.  See IRA instructions or telephone 1-800-847-
0200.

Executor, Administrator, Conservator, Guardian.  Telephone 1-800-847-
0200.

Telephone Redemption

If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Adviser

Consult with your financial advisor. Your financial adviser may charge a fee.

Internet Redemption

You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com, and following the instructions.

Systematic Withdrawal Plan

Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge (CDSC) imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Customer Representative at 1-800-847-0200.


CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 *   You wish to redeem more than $25,000 worth of shares,
 *   Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner,
 * The redemption proceeds are being transferred to a Thornburg account with a different registration, or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.


You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or other participant in the Securities Transfer Agent Medallion Program (STAMP). The Stamp2000 Medallion imprint is the only guarantee that will be accepted. A notary public cannot provide a signature guarantee.


INVESTOR SERVICES

Fund Information

Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

Account statements after every transaction affecting your account. Monthly account statements.
Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan

One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 800-847-0200 and speak to a Fund Customer Service Representative for more information.
Exchanging Shares

As a shareholder, you have the privilege of exchanging Class A shares of a Fund for Class A shares of other Thornburg Funds. However, you should note the following:

..  The Fund you are exchanging into must be registered for sale in your state.
..  You may only exchange between accounts that are registered in the same name address, and taxpayer identification number.
..  Before exchanging into a Fund, read the prospectus.
..  Exchanges may have tax consequences for you.
.. Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Customer Service
Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------
Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange
(NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

..  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
..  The Funds do not accept cash.
.. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.
0
Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

EXCESSIVE TRADING

Excessive trading of Fund shares in response to short-term fluctuations in the market, also known as "market timing," may make it very difficult to manage a Fund's investments and may hurt Fund performance and shareholders. When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers' shares. This can happen at a time when it is not advantageous to sell any securities, which may harm a Fund's performance. The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person. In particular, purchase orders or exchanges may be restricted or refused if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts under common ownership or control, including amounts with the same tax identification number, will be counted together for this purpose. See "Exchanging Shares," above.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the Funds declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.


Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other
     Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner.
Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions

The Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as "Exempt Interest Dividends." Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by the Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.


Federal Tax Treatment of Sales or Redemptions of Shares

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

State Taxes

With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. Each Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individual shareholders of Limited Term California Fund attributable to interest on municipal obligations originating in California are not subject to personal income taxes imposed by the state of California. Capital gain distributions are taxable by most states which impose an income tax, and gains on the sale of Fund shares may be subject to state capital gains taxes. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS


Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISER

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to Limited Term National Fund and Limited Term California Fund are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year of the predecessor to each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:



                            Advisory Fee Rate Administrative Services Rate
                            ----------------- ----------------------------
                                              Year Ended June 30, 2003
                                              ------------------------

     Limited Term National Fund          .43%                 .125%

     Limited Term California Fund        .50%                 .125%

George T. Strickland, who is Managing Director of Thornburg, is the portfolio manager for the Funds. Mr. Strickland has been one of the persons primarily responsible for management of the predecessors to the Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Funds.


Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.


In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Opening Your Account - Buying Fund Shares".



Thornburg pays, from its management fee and other resources, additional cash or non-cash compensation and expense reimbursements to dealer firms that have selling agreements with Thornburg Securities Corporation. TSC also may pay, out of its revenues, additional cash or non-cash compensation and expense reimbursements to dealer firms with which it has selling agreements. These payments may include amounts to assist in the sale or promotion of the Funds. Dealer firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars and other educational programs.


Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). All of the information for each Fund relates to a predecessor investment company which merged into the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended June 30, 2000, 2001, 2002 and 2003 for Limited Term National Fund and Limited Term California Fund appears in the Annual Reports for each of the predecessors to those Funds, which have been audited by PricewaterhouseCoopers LLP, independent auditors. Information for the year ended June 30, 1999 was audited by other independent auditors. Independent auditors' reports, together with each predecessor fund's financial statements, are included in each predecessor fund's Annual Report, which are available upon request. Information for the six month period ended December 31, 2003 is unaudited.



FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
--------------------------------------
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03      2003        2002         2001           2000        1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period        $14.01         $13.65       $13.44       $13.06        $13.26     $13.50
                                            ------         ------       ------       ------        ------     -------
Income from investment operations:
   Net investment income                      0.20           0.45         0.52         0.58          0.59       0.59
   Net realized and unrealized
    gain (loss) on investments               (0.08)          0.36         0.21         0.38         (0.20)     (0.24)
                                            ------         ------       ------       ------        ------     -------
Total from investment operations              0.12           0.81          .73         0.96          0.39       0.35
Less dividends from:
   Net investment income                     (0.20)         (0.45)       (0.52)       (0.58)        (0.59)     (0.59)
                                            ------         ------       ------       ------        ------     -------
Change in net asset value                    (0.08)          0.36         0.21         0.38         (0.20)     (0.24)

Net asset value, end of period              $13.93         $14.01       $13.65       $13.44        $13.06     $13.26
                                            ======         ======       ======       ======        ======      =====
Total return (a)                              0.88%          5.99%        5.54%        7.49%         3.00%      2.58%

Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                      2.89%(b)       3.20%        3.83%        4.36%         4.48%      4.35%
   Expenses, after expense reductions         0.90%(b)       0.93%        0.95%        0.99%         0.96%      0.96%
   Expenses, after expense reductions
     and net of custody credits               0.90%(b)       0.93%        0.95%          -            -           -
   Expenses, before expense reductions        0.90%(b)       0.93%        0.96%        0.99%         0.96%      0.96%

Portfolio turnover rate                       8.55%         15.81%       19.59%       25.37%        33.65%     22.16%
                                             ======        ======       ======       ======        ======     ======
Net assets at end of period (000)       $1,039,075       $998,878     $785,145     $654,157      $672,775   $807,232

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS - Continued
Thornburg Limited Term Municipal Fund
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03     2003        2002          2001           2000      1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period          $14.04      $13.67       $13.46      $13.08        $13.28     $13.53
                                              ------      ------       ------       ------        ------     -------
Income from investment operations:
   Net investment income                        0.18        0.41         0.47        0.53          0.53       0.53
   Net realized and unrealized
     gain (loss) on investments                (0.08)       0.37         0.21        0.38         (0.20)    (0.25)
                                              ------      ------       ------       ------        ------     -------
Total from investment operations                0.10         0.78        0.68        0.91          0.33      0.28
Less dividends from:
   Net investment income                       (0.18)       (0.41)      (0.47)      (0.53)        (0.53)    (0.53)
                                              ------      ------       ------       ------        ------     -------
Change in net asset value                      (0.08)        0.37        0.21        0.38         (0.20)    (0.25)

Net asset value, end of period                $13.96      $14.04        $13.67     $13.46        $13.08    $13.28
                                              ======      ======        ======     ======        ======    ======
Total return (a)                                0.74%       5.78%         5.13%      7.07%         2.57%     2.08%

Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                        2.61%(b)     2.89%        3.42%       3.96%        4.06%     3.93%
   Expenses, after expense reductions           1.17%(b)     1.18%        1.33%       1.38%        1.38%     1.38%
   Expenses, after expense reductions
     and net of custody credits                 1.17%(b)     1.18%        1.33%         -           -          -
    Expenses, before expense reductions         1.17%(b)     1.68%        1.80%       1.85%        1.82%     1.78%

Portfolio turnover rate                         8.55%       15.81%       19.59%      25.37%       33.65%    22.16%
                                              ======       ======        ======    	======      ======    ======
Net assets at end of period(000)            $155,934     $137,559       $57,258     $24,773     $21,322   $28,048

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03      2003        2002        2001           2000      1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period          $13.20      $12.96         $12.79      $12.59       $12.75    $12.90
                                              ------      ------       ------       ------        ------     -------
Income from investment operations:
   Net investment income                        0.17        0.38           0.46        0.54           0.54      0.53
   Net realized and unrealized
     gain (loss) on investments                (0.06)       0.24           0.17        0.20          (0.16)    (0.15)
                                               ------      ------       ------       ------        ------     -------
Total from investment operations                0.11        0.62           0.63        0.74           0.38      0.38
Less dividends from:
   Net investment income                       (0.17)      (0.38)         (0.46)      (0.54)         (0.54)    (0.53)
                                               ------      ------         ------       ------        ------     -------
Change in net asset value                      (0.06)       0.24           0.17        0.20          (0.16)    (0.15)

Net asset value, end of period                $13.14      $13.20         $12.96      $12.79         $12.59    $12.75
                                              ======      ======         ======      ======         ======    ======
Total return (a)                                0.85%       4.83%          5.03%       6.00%          3.10%     2.97%
Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                        2.59%(b)    2.87%          3.58%       4.26%          4.28%     4.11%
   Expenses, after expense reductions           1.00%(b)    0.99%          1.00%       0.99%          0.99%     0.99%
   Expenses, after expense reductions
     and net of custody credits                 0.99%(b)    0.99%          0.99%        -               -         -
   Expenses, before expense reductions          1.02%(b)    1.02%          1.01%       1.05%          1.01%     1.02%

Portfolio turnover rate                        13.34%      26.03%         25.16%      15.45%         21.34%    21.71%
                                               =====      ======         ======      ======         ======     ======
Net assets at end of period (000)           $139,952    $149,269       $115,237     $89,967        $90,035  $113,835

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS - Continued
Thornburg California Limited Term Municipal Fund
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03     2003        2002         2001      2000      1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period          $13.21      $12.97       $12.80      $12.61      $12.76    $12.91
                                              ------      ------       ------       ------     ------     -------
Income from investment operations:
   Net investment income                        0.15        0.34         0.41        0.49        0.49      0.48
   Net realized and unrealized
     gain (loss) on investments                (0.06)       0.24         0.17        0.19       (0.15)    (0.15)
                                              ------      ------       ------       ------     ------     -------
Total from investment operations                0.09        0.58         0.58        0.68        0.34      0.33
Less dividends from:
   Net investment income                       (0.15)      (0.34)       (0.41)      (0.49)      (0.49)    (0.48)
                                              ------      ------       ------       ------     ------     -------
Change in net asset value                      (0.06)       0.24         0.17        0.19       (0.15)    (0.15)

Net asset value, end of period               $13.15       $13.21       $12.97      $12.80      $12.61    $12.76
                                             ======       ======       ======      ======      ======    ======
Total return (a)                               0.72%        4.51%        4.60%       5.49%       2.73%     2.56%

Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                       2.34%(b)     2.56%        3.15%       3.86%       3.88%     3.70%
   Expenses, after expense reductions          1.25%(b)     1.30%        1.38%       1.40%       1.40%     1.40%
   Expenses, after expense reductions
     and net of custody credits                1.24%(b)     1.30%        1.37%         -          -          -
   Expenses, before expense reductions         1.33%(b)     1.80%        1.86%       2.01%       1.94%     1.92%

Portfolio turnover rate                       13.34%       26.03%       25.16%      15.45%      21.34%    21.71%
                                             ======       ======       ======      ======      ======    ======
Net assets at end of period (000)           $22,802      $22,487      $16,081      $6,392      $7,411    $7,892

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.



OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders

Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by
   White, Koch, Kelly & McCarthy, Professional Association
   Post Office Box 787
   Santa Fe, New Mexico 87504-0787.

Investment Adviser

   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor

   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian

   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent

   State Street Bank & Trust Co.
   c/o BFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by contacting the Commission by e-mail at publicinfo@sec.gov.


No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com   email: postmaster@thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.


OUTSIDE FRONT COVER
                                        THORNBURG INVESTMENT MANAGEMENT
Prospectus
THORNBURG LIMITED TERM MUNICIPAL FUNDS
Institutional Class Shares
March 10, 2004



              Thornburg Limited Term Municipal Fund
                   ("Limited Term National Fund")
         Thornburg California Limited Term Municipal Fund
                 ("Limited Term California Fund")































These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the federal deposit insurance corporation, the federal reserve board, or any government agency.

                                                      NOT FDIC- INSURED
                                                      MAY LOSE VALUE
                                                      NO BANK GUARANTEE

                     THORNBURG INSTITUTIONAL CLASS SHARES




                              TABLE OF CONTENTS

4          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

6          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

18         Additional Information About Fund Investments,
           Investment Practices and Risks

19         Potential Advantages of Investing in a Fund

20         Opening Your Account

20         Buying Fund Shares

21         Selling Fund Shares

22         Investor Services

24         Transaction Details

24         Dividends and Distributions

25         Taxes

26         Organization of the Funds

27         Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund's portfolio is "laddered" by investing in obligation of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.




Principal Investment Risks
---------------------------
The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and any longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page _____.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investment in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class I Shares
--------------------------------------------------------------
10%                                       7.83
                           7.13
 5%   5.86   5.18                  5.22           5.53

 0%                 0.77

      1997   1998   1999   2000    2001    2002   2003

Highest quarterly results for time period shown: 3.28% (quarter ended
06/30/02).
Lowest quarterly results for time period shown: -0.85% (quarter ended
6/30/99).



Limited Term National Fund Average Annual Total Returns
Class I Shares (periods ending 12/31/03)
--------------------------------------------------------

                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes    3.53%       4.87%          5.24%

Return After Taxes
on Distributions       3.53%       4.87%          5.24%

Return After Taxes on
Distributions and Sale
of Fund Shares         3.47%       4.79%          5.15%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.13%       5.57%          5.84%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) On Purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemption    none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


  Management Fee                                .43%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .15% (1)
                                                ----
           Total Annual Operating Expenses      .58%
(1)  Other expenses are estimated for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $59     $166     $324     $726

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its state agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page 10. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.


Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page _____.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligations bonds from throughout the United States, with a constant maturity of five years. Past Performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




The following is presented as a bar graph in the Profile
Limited Term California Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
10%
                     6.71          6.74   2.89
 5%    5.25
                            4.63
 0%           0.82

       1998   1999   2000   2001   2002   2003

Highest quarterly results for time period shown: 3.19% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -0.28% (quarter ended
12/31/99).

Average Annual Total Returns (periods ended 12/31/03)
----------------------------------------------------

                                               Since Inception
                     One Year    Five Years    4/1/97
                     --------    ----------    ----------------

Return Before Taxes    2.89%      4.33%        4.85%

Return After Taxes
on Distributions       2.89%      4.33%        4.85%

Return After Taxes on
Distributions and Sale
of Fund Shares         2.94%      4.29%        4.78%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.13%      5.57%        5.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)




  Management Fee                                .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .25%(1)
                                                ----
           Total Annual Operating Expenses      .75%(2)

(1) Other expenses are estimated for the current fiscal year.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .65%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividend and distributions and reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $ 77    $240     $417     $930

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments.

Principal Investment Strategies
--------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant affect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
-----------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.
The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer. The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities sometimes called "junk bonds" or "high yield securities" are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
----------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligations bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations includes notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.


Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.


Securities Ratings and Credit Quality
--------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Temporary Investments
-----------------------

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities; (iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

OPENING YOUR ACCOUNT

Complete and sign an account application and give it, along with your check, to the Fund in which you are investing or to your financial intermediary. You may also open your account by wire or mail. If there is no application accompanying this prospectus, please call 1-800-847-0200. If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

If you open or add to your account yourself rather than through your financial advisor please note the following:

     * All of your purchases must be made in U. S. dollars.
     * Checks must be drawn on U. S. banks; the Funds do not accept cash.
     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

BUYING FUND SHARES

The Institutional Class shares of the Funds are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the net asset value (NAV) per share next determined after a purchase order is received by the Funds' transfer agent. The NAV of each Fund is computed at least once each day the Funds conduct business, by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of shares outstanding. NAV is normally calculated at four o'clock p.
m. Eastern Time on each day the New York Stock Exchange is open.

Institutional Class shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment adviser (Thornburg) for costs to obtain various shareholder services from persons who sell shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has never sought a reimbursement of any expenses under the plan for Class I shares. Thornburg has advised that it has no current intention to do so. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Investor Services" and "Transaction Details," below.

Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations. Thornburg or TSC may make payments from their own resources to assist in the sales or promotion of the Funds.

Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the Funds or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. TSC will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $100,000. Consult your applicable professional for their minimum.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Investor Services," below, or telephone us at 1-800-847-0200 for details.

The minimum account size is $1,000 for accounts established through wrap programs. The minimum for other accounts is $25,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than the stated minimum. No redemption fee will be charged on such a mandatory redemption. The Fund will notify the shareholder before performing such a redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum.
 A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and their families or trusts established for the benefit of any of the foregoing, may also purchase Institutional Class shares.

SELLING FUND SHARES

Shareholders of record (the person or entity in whose name the shares are registered) can withdraw money from their Fund at any time by redeeming some or all of the shares in the account, either by selling them back to the Fund or by selling the shares through their financial advisor. The shares will be purchased by the Fund at the next share price (NAV) calculated after the redemption order is received in proper form. Share price is normally calculated at 4 p.m. Eastern time. Please note the following:


   * Consult your financial advisor for procedures governing redemption through the advisor's firm.

   * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call (see Telephone Redemption, page ___).

   * Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

   * Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption.
      The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

   * No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

To sell shares in an account, you may use any of the methods described below.

Written Instructions
--------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not in the account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption.
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50. See "Investor Services," below for more details, or telephone 1-800-847-0200.


Redeem Through Financial Advisor
--------------------------------
Consult with your financial advisor. Your financial adviser may charge a fee.



Internet Redemption
-------------------
You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com, and following the instructions.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Support Representative at 1-800-847-0200.


Certain requests must include a signature guarantee
---------------------------------------------------
It is designed to protect you and your Fund from fraud. If you are redeeming directly rather than through a financial advisor and you have not signed up for telephone redemption, your request must be made in writing and include a signature guarantee if any of the following situations apply:


   *  You wish to redeem more than $25,000 worth of shares,

   *  Your account registration has changed within the last 30 days,

   * The redemption check is being mailed to a different address than the one on your account,

   * The check is being made payable to someone other than the person in whose name the account is registered,

   * The redemption proceeds are being transferred to a Thornburg account with a different registration, or

   * The redemption proceeds are otherwise being transferred differently than your account record authorizes.


You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or other participant in the Securities Transfer Agent Medallion Program (STAMP). The Stamp 2000 Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a signature guarantee.


INVESTOR SERVICES

Fund Information
----------------
Thornburg's telephone representatives are available Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Account statements after every transaction affecting your account. . Monthly account statements
      Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------
One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchanging Shares
-----------------
As a shareholder, you have the privilege of exchanging Class I shares of a Fund for Class I shares of other Thornburg Funds offering that class of shares. However, you should note the following:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   .  Before exchanging into a Fund, read its prospectus.
   .  Exchanges may have tax consequences for you.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.


The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Consult your financial advisor or call a Fund Support
Representative at 800-847-0200 for information.

Street Name Accounts
--------------------
Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time.
 Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares,"0 and "Excessive Trading," below.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading
-----------------

Excessive trading of Fund shares in response to short-term fluctuations in the market, also known as "market timing," may make it very difficult to manage a Fund's investments and may hurt Fund performance and shareholders. When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers' shares. This can happen at a time when it is not advantageous to sell any securities, which may harm a Fund's performance. The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person. In particular, purchase orders or exchanges may be restricted or refused if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts under common ownership or control, including accounts with the same tax identification number, will be counted together for this purpose. See "Exchanging Shares," above.


DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the Funds declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions, if any, normally will be declared and payable in December. You will be notified annually by your Fund as to the amount and characterization of distributions paid to or reinvested by you for the preceding tax year.

Distribution Options. The Funds earn interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at anytime. Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest or earnings are accrued or paid on amounts represented by uncashed distribution checks.

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Turnover and Capital Gains. The Funds do not normally engage in short-term trading for profits. However, when a Fund believes that a security will no longer contribute towards its reaching its goal or that another security will better contribute to its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General. Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions -The Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.


Federal Tax Treatment of Sales or Redemptions of Shares
Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale.

State Taxes. With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. The Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions by Limited Term California Fund to individuals attributable to interest on municipal obligations originating in California are not subject to personal income taxes imposed by the State of California. Capital gain distributions are taxable by most states which impose an income tax, and gains on the sale of Fund shares may be subject to state capital gains taxes.
 Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.


ORGANIZATION OF THE FUNDS

Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 12 authorized Funds, two of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

The Funds are managed by Thornburg Investment Management, Inc. (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to Limited Term National Fund and Limited Term California Fund are supervised by the Trustees of Thornburg Investment Trust.


For the most recent fiscal year of the predecessor to each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:

                                                          Class I
                                       Advisory         Administrative
                                       Fee Rate         Services Rate
                                       --------         --------------
                                        Year Ended June 30, 2003
                                        ------------------------
     Limited Term National Fund          .43%               .05%
     Limited Term California Fund        .50%               .05%


The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

George T. Strickland, a Managing Director of Thornburg, is the portfolio manager for the Funds. Mr. Strickland has been one of the persons primarily responsible for management of the predecessors to the Funds since 1998, and has performed municipal bond credit analyses and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Funds.


Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Buying Fund Shares".

Thornburg pays, from its management fee and other resources, additional cash or non-cash compensation and expense reimbursements to dealer firms that have selling agreements with Thornburg Securities Corporation. TSC also may pay, out of its revenues, additional cash or non-cash compensation and expense reimbursements to dealer firms with which it has selling agreements. These payments may include amounts to assist in the sale or promotion of the Funds.
 Dealer firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars and other education programs.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.


FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). All of the information for each Fund relates to a predecessor investment company which merged into the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended June 30, 2000, 2001, 2002 and 2003 for Limited Term National Fund and Limited Term California Fund appears in the Annual Report for each of the predecessors to those Funds, which have been audited by PricewaterhouseCoopers LLP, independent auditors. Information for the year ended June 30, 1999 was audited by other independent auditors. Independent auditors' reports, together with each predecessor fund's financial statements, are included in each predecessor fund's Annual Report, which are available upon request. Information for the six month period ended December 31, 2003 is unaudited.





FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
-----------------------------------------------------------------
                                                             Year Ended June 30,
                                             Six Months      -------------------
                                            Ended 12/31/03     2003       2002       2001       2000      1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                $14.01      $13.65     $13.44     $13.06     $13.26    $13.51
                                                  ------      ------     ------     ------     ------    ------
Income from investment operations:
   Net investment income                            0.23        0.49       0.57       0.63       0.63      0.64
   Net realized and unrealized
     gain (loss) on investments                    (0.08)       0.36       0.21       0.38      (0.20)    (0.25)
                                                  ------      ------     ------     ------     ------    ------
Total from investment operations                    0.15        0.85       0.78       1.01       0.43      0.39

Less dividends from:
   Net investment income                           (0.23)      (0.49)     (0.57)     (0.63)     (0.63)    (0.64)
                                                  ------      ------     ------     ------     ------    ------
Change in net asset value                          (0.08)       0.36       0.21       0.38      (0.20)    (0.25)

Net asset value, end of year                      $13.93      $14.01     $13.65     $13.44     $13.06    $13.26
                                                  ======      ======     ======     ======     ======    ======
Total return (a)                                    1.05%       6.36%      5.91%      7.91%      3.37%     2.87%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            3.22%(b)    3.54%      4.18%      4.75%      4.84%     4.71%
   Expenses, after expense reductions               0.56%(b)    0.58%      0.60%      0.60%      0.60%     0.60%
   Expenses, after expense reductions
     and net of custody credits                     0.56%(b)    0.58%      0.60%        -          -         -
   Expenses, before expense reductions              0.56%(b)    0.58%      0.62%      0.65%      0.62%     0.61%

Portfolio turnover rate                             8.55%      15.81%     19.59%     25.37%     33.65%    22.16%
                                                  ======      ======     ======     ======     ======    ======
Net assets at end of year (000)                  212,298    $197,367   $123,652    $86,160    $76,470   $81,326

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
------------------------------------------------
                                                             Year Ended June 30,
                                             Six Months      -------------------
                                            Ended 12/31/03     2003       2002       2001       2000      1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                $13.22      $12.97     $12.79     $12.60     $12.75    $12.90
                                                  ------      ------     ------     ------     ------    ------
Income from investment operations:
   Net investment income                            0.19        0.42       0.51       0.59       0.58      0.58
   Net realized and unrealized
     gain (loss) on investments                    (0.07)       0.25       0.18       0.19      (0.15)    (0.15)
                                                  ------      ------     ------     ------     ------    ------
Total from investment operations                    0.12        0.67       0.69       0.78       0.43      0.43
Less dividends from:
   Net investment income                           (0.19)      (0.42)     (0.51)     (0.59)     (0.58)    (0.58)
                                                  ------      ------     ------     ------     ------    ------
Change in net asset value                          (0.07)       0.25       0.18       0.19      (0.15)    (0.15)

Net asset value, end of year                      $13.15      $13.22     $12.97     $12.79     $12.60    $12.75
                                                  ======      ======     ======     ======     ======    ======
Total return (a)                                    0.94%       5.27%      5.48%      6.28%      3.50%     3.33%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           2.91%(b)     3.20%      3.92%      4.60%      4.60%     4.45%
   Expenses, after expense reductions              0.67%(b)     0.65%      0.66%      0.65%      0.65%     0.65%
   Expenses, after expense reductions
     and net of custody credits                    0.67%(b)     0.65%      0.65%        -          -         -
   Expenses, before expense reductions             0.76%(b)     0.75%      0.84%      0.98%      0.79%     0.78%

Portfolio turnover rate                           13.34%       26.03%     25.16%     15.45%     21.34%    21.71%
                                                 ======       ======     ======     ======     ======    ======
Net assets at end of year (000)                 $20,948      $20,592    $10,133     $5,520     $5,793   $12,724

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.

OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds' independent auditors, and
   also will receive unaudited semi-
   annual reports.  In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

COLUMN BREAK
Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

                    Statement of Additional Information
                                    for
                  Thornburg Limited Term Municipal Funds
                    119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501























     Thornburg Limited Term Municipal Fund ("Limited Term National Fund") and Thornburg California Limited Term Municipal Fund ("Limited Term California Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Class A or Class C shares offered by the Funds.


    This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Limited Term Municipal Funds" Prospectus dated March 10, 2004. A copy of the Prospectus and copies of the most recent Annual Reports and Semiannual Reports for the predecessor mutual funds of each of the Funds may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. The audited financial statements contained in the Annual Reports to Shareholders of the predecessor mutual funds to Limited Term National Fund and Limited Term California Fund for the fiscal are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' "Thornburg Limited Term Municipal Funds" Prospectus.

     Prior to June 28, 1985 the Company's name was "Tax-Free Municipal Lease Fund, Inc."; and prior to October 1, 1995, the Trust's name was "Thornburg Income Trust."

     The date of this Statement of Additional Information is March 10, 2004.

                        TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . . . .__

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __
LIMITED TERM MUNICIPAL FUNDS . . . . . . . . . . . . . . . . . __
  Funds Investments-In General . . . . . . . . . . . . . . . . __
  Municipal Obligations. . . . . . . . . . . . . . . . . . . . __
  Ratings. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Temporary Investments. . . . . . . . . . . . . . . . . . . . __
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . . __
  U.S. Government Obligations. . . . . . . . . . . . . . . . . __
  Special Risks Affecting Limited Term California Fund . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Investment Limitations-Limited Term National Fund and
   Limited Term California Fund. . . . . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information. . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
  Representative Performance Information-
    Limited Term National Fund (Class A and C) . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
   Representative Performance Information-
   Limited Term California Fund (Class A and C). . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __

ADDITIONAL MATTERS RESPECTING TAXES. . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __
  Distributions by Investment Companies-In General . . . . . . __
  Municipal Funds-Income Dividends . . . . . . . . . . . . . . __
  Redemptions or Other Dispositions of Shares. . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS. . . . . . . . . . . . __

INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Limited Term National Fund and
    Limited Term California Fund . . . . . . . . . . . . . . . __


                               -i-


PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . __
  Limited Term National Fund . . . . . . . . . . . . . . . . . __
  Limited Term California Fund . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

                       ORGANIZATION OF THE FUNDS

     Limited Term National Fund and Limited Term California Fund are newly formed, diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has ten other active, authorized Funds. The Trustees are authorized to divide the Trust's shares into additional series and classes. The Funds were formed on December 8, 2003 to serve as the vehicles for acquisition of substantially all of the assets, respectively, of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio (together, the "predecessor funds"), investment portfolio of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation in 1984 organized as a diversified open-end management investment company ("Thornburg LTMF"). The Board of Directors of Thornburg LTMF determined in December of 2003 that the best interests of Thornburg LTMF's shareholders would be served by combining Thornburg funds with the funds offered by the Trust. This transaction, herein sometimes referred to as the "reorganization," is expected to occur in April of 2004. The Funds intend to commence a continuous offering of their shares to the public upon the completion of the reorganization. Financial information in this statement of additional information pertains to the predecessor funds, unless otherwise identified as pertaining to the Funds.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive the underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (Thornburg) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Directors or Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes.
Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.


                          INVESTMENT POLICIES

LIMITED TERM MUNICIPAL FUNDS
----------------------------

     Limited Term National Fund and Limited Term California Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." The primary investment objective of each of the Municipal Funds is to seek as high a level of current investment income exempt from the individual federal income tax as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. In addition, the Limited Term California Fund seeks exemption of its income dividends from California State individual income taxes, Intermediate New Mexico Fund seeks exemption of its income dividends from New Mexico state individual income taxes. The objective of preserving capital may preclude the Municipal Funds from obtaining the highest possible yields.

     The Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities.

     The following discussion supplements the disclosures in the Thornburg Limited Term Municipal Funds Prospectus respecting the Funds' investment policies, techniques and investment limitations.

Fund Investments - In General
-----------------------------

     Each Fund's assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by the Funds' investment adviser (Thornburg) to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the municipal funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," below. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated municipal obligations than in purchasing comparable, rated municipal obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Funds are invested in temporary investments for defensive purposes, each Fund will, under normal conditions, invest 100% of its assets in municipal obligations and normally will not invest less than 80% of its assets in municipal obligations. This 80% policy is a fundamental investment policy of each of the Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions each of the single State Municipal Funds invests 100%, of its assets in obligations originating in the state having the same name as the Fund or issued by United States territories or possessions, and as a matter of fundamental policy, invests 80% of its assets in municipal obligations (i) exempt from regular individual federal income tax and exempt, in the case of Limited Term California Fund, from California individual income tax, and (ii) originating in the state having the same name as the Fund.

     Each of the Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal or state income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page ___. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. The Funds do not expect to find it necessary to make temporary investments.

     In applying the percentage investment restrictions described in the two paragraphs preceding, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

     Neither Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or
(ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to either Fund unless approved by a majority of the outstanding shares of the Fund.

     The Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations
---------------------

     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Funds may invest in a variety of types of municipal obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by Thornburg for Limited Term National Fund and Limited Term California Fund under the supervision of the Trustees of the Trust.

     A Fund also may purchase and sell municipal obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase municipal obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     Thornburg will evaluate the liquidity of each municipal lease upon its acquisition and periodically while it is held based upon various factors, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated municipal lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease is unrated, if Thornburg determines that the municipal lease is readily marketable because it is backed by the letter of credit or insurance policy.

     The Funds will seek to reduce further the special risks associated with investment in municipal leases by investing in municipal leases only where, in Thornburg's opinion, certain factors the California Fund have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the municipal lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date, (iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated, (iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the municipal lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee. Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     Neither Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) municipal leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days, (3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated municipal lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be adversely affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings
-------

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well
established.   Notes bearing the designation MIG 4 are judged to be of
adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

     The ability of the Municipal Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of Municipal obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by either of the Municipal Funds. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Municipal Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

Temporary Investments
---------------------

     Each Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the investment adviser's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's net assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's assets when made for defensive purposes during periods of abnormal market conditions.

Repurchase Agreements
---------------------

     Each Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. Neither Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the subject security declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the security. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the subject security by the Fund may be delayed or limited. The Municipal Funds' investment adviser will monitor the value of the security at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the subject security declines below the repurchase price, Thornburg will demand additional securities from the seller to increase the value of the property held to at least that of the repurchase price.

U.S. Government Obligations
---------------------------

     Each Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund
----------------------------------------------------

     Limited Term California Fund invests primarily in California State, municipal, and agency obligations. For this reason, an investment in the Limited Term California Fund may be riskier than an investment in the Limited Term National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of the Limited Term California Fund before investing.

     California's economy is the largest among the 50 states and one of the largest in the world. The state's July 1, 2002 population of over 35 million represents 12.2 percent of the total United States population and total personal income in the state, at an estimated $1.14 trillion in 2002, accounts for 12.8 percent of all personal income in the nation. Total employment is about 6 million, the majority of which are in the service, trade and manufacturing sectors.

     California constitutional and other laws raise questions about the ability of California State and municipal issuers to obtain sufficient revenue to pay their bond obligations in all situations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which has had an affect on California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Proposition 13 limits ad valorem on real property and restricts the ability of taxing entities to increase real property taxes. In 1979, California voters approved another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB prohibits government agencies and the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. The amendment restricts the spending authority of state and local government entities. If revenues exceed such appropriations limits, such revenues must be returned either as revisions in the tax rate or fee schedules.

     California obtains approximately 57% of general fund revenues from personal income taxes (individual and corporate) compared to an average of only 34 percent for other states. Income taxes serve as a bellwether and are frequently a leading indicator of economic weakness. California's other principal revenue source is sales taxes. Recent tax revenue shortfalls coupled with expenditures increases led to a projected 2003-04 deficit of $38 billion. The recently concluded budget seeks to close the deficit with a combination of $14.5 billion in long-term deficit bonds, $6 billion of federal aid and other non-recurring items, $4 billion of revenue increases, and most of the remainder in spending cuts. However, the budget fails to achieve structural balance and leaves an estimated $8 billion gap in the 2005 fiscal year. The out-year gap could grow larger if the pace of economic recovery falters or the state fails to realize expected cost savings.

     California's Governor, Arnold Schwarzenegger, has rescinded a recent vehicle tax increase, and there are legal challenges to the deficit financing bonds. If the legal challenges are successful, the deficit will increase in this and the next fiscal year.

     The budget deficit and other factors led to recent downgrades in July and December 2003 for California's general obligation bonds. Further downgrades could cause substantial selling pressure on California's bonds and restrict the state's access to the bond market in the future.

     Many school districts and local authorities depend on State sources for substantial portions of their revenues and are vulnerable to state funding cuts. The 2004 state budget included fairly manageable cuts to most local governments, but if revenues do not rebound and further borrowing is unfeasible, then more severe cuts may occur in the 2005 budget.

     In the 2004 fiscal year, the state plans to add over $14 billion of long-term debt obligations. Tax-backed debt levels relative to personal income have been rising over the last few years. Currently, California debt levels are close to national averages, but if recent trends continue, the state may end up with debt levels far above national averages. High debt levels and a heavy tax load could restrict future economic growth.


                        INVESTMENT LIMITATIONS

Investment Limitations -
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------

     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed unless approved by a majority of the outstanding shares of each Fund. Neither Fund may:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10%of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, the Fund will dispose of such assets as promptly as possible.


                        YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------

     Each Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A and Class C shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period;
(4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit (CD's) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CD's, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund.
A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.


                   REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information -
Limited Term National Fund (Class A and C)
------------------------------------------

     The following data for Limited Term National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. Information presented relates to predecessors mutual fund for the Fund. See "Organization of the Funds," above for a discussion of the transactions in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of the Limited Term National Fund predecessor fund's Class A and Class C shares for the 30-day period ended December 31, 2003, computed in accordance with the standardized calculation described above, was 1.77% and 1.51% for Class A and Class C shares, respectively.

     Taxable Equivalent Yield. The Limited Term National Fund predecessor fund's taxable equivalent yield, computed in accordance with the standardized method for the 30-day period ending December 31, 2003, using a maximum federal tax rate of 38.6%, was 2.72% and 2.32% for Class A and Class C shares, respectively.

     Average Annual Total Return Quotations. The average annual total returns for the Limited Term National Fund predecessor fund's Class A and Class C shares are set forth for the periods ending December 31, 2003. Shares denoted as Class A were first offered on September 28, 1984, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales commission of 1.50% imposed on Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figure below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         1.72%      4.17%        4.33%
Class C         2.46%      4.13%        4.42% (9/1/94)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         1.72%      4.17%        4.33%
Class C         2.46%      4.13%        4.42%(9/1/94)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         2.15%      4.13%        4.31%
Class C         2.56%      4.05%        4.35% (9/1/94)

Representative Performance Information -
Limited Term California Fund (Class A and C)
--------------------------------------------

     The following data for Limited Term California Fund represent past performance, and the investment return and principal value of an investment in the fund will fluctuate. Information presented relates to predecessor mutual fund for the Fund. See "Organization of the Funds," above for a discussion of the transactions in which the Fund was organized. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The Limited Term California Fund predecessor fund's yields for the 30-day period ended on December 31, 2003 computed in accordance with the standardized calculation described above, were 1.59% and 1.36% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Limited Term California Fund predecessor fund's taxable equivalent yield for the 30-day period ended on December 31, 2003, computed in accordance with the standardized method described above, using a maximum federal tax rate of 38.6% and a maximum California tax rate of 9.3%, was 2.70% and 2.31% for Class A and Class C shares, respectively.

     Average Annual Total Return Quotations. The average annual total returns for the Limited Term California Fund predecessor fund for Class A and Class C shares are set forth for the periods ended December 31, 2003. Shares denoted as Class A were first offered on February 19, 1987, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 1.50% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         1.01%      3.65%        4.11%
Class C         1.75%      3.58%        4.30% (9/1/94)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         1.01%      3.65%       4.11%
Class C         1.75%      3.58%       4.20% (9/1/94)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         1.58%      3.65%       4.10%
Class C         1.98%      3.54%       4.14% (9/1/94)



                    ADDITIONAL MATTERS RESPECTING TAXES

    The following discussion summarize certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Funds -Subchapter M

     Each Fund expects to elect and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

Distributions by Investment Companies - In General
--------------------------------------------------

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income.
Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Municipal Funds - Income Dividends." Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxes as ordinary income. Generally, dividends (except as described below) and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds-Income Dividends
--------------------------------

     The Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     Distributions by Limited Term National Fund will be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

Redemption or Other Disposition of Shares
-----------------------------------------

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a regulated investment company, (2) the shares are disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of shares.

     Investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.


                  DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account such as a purchase of additional shares or redemption of shares or a withdrawal of shares, the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly or quarterly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

            INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS,
                  AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion                     .225%

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

      The Trust's trustees (including a majority of the trustees who are not "interested persons") have approved the Investment Advisory Agreement applicable to each of the Funds on December 8, 2003. In approving the agreement for the Funds, the Trustees considered a number of factors, including principally (i) Thornburg's experience and expertise in managing the investments of the predecessor funds, (ii) the Trustees' previous general deliberations in continuing the agreement with Thornburg for management of other series of the Trust which invest in municipal obligations, (iii) fees and expenses of the predecessor funds and the expectation that those levels of expense would continue, and (iv) that investment objectives and policies would continue to be implemented in the same manner and by the same personnel.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by the predecessor to each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:

                            June 30, 2001   June 30, 2002   June 30, 2003
                            -------------   -------------   -------------

Limited Term National Fund   $3,525,879      $3,894,432      $4,938,499
Limited Term California Fund   $498,398        $599,810        $850,698

Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                             June 30, 2001   June 30, 2002   June 30, 2003
                             -------------   -------------   -------------

Limited Term National Fund      $71,732         $224,119             -0-
Limited Term California Fund    $81,995          $87,369          $43,579

     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended June 30, 2003, the predecessor to Limited Term National Fund and Limited Term California Fund each reimbursed Thornburg $67,695 and $9,809, respectively, for accounting expenses incurred on behalf of each of these Funds.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption
"Management."

     The Trust, Thornburg and the Funds' Distributor, Thornburg Securities Corporation ("TSC") have each adopted a policies on personal securities transactions in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the policies permits the personnel who are subject to the policy to buy and sell securities which may be purchased and held by the Funds, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by a Fund or is being considered for purchase or sale by a Fund. Each policy also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.

Administrative Services Agreements
-----------------------------------

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A and Class C shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal years with respect to the predecessor of each Fund, the amounts paid to Thornburg under the Administrative Services Agreement applicable to Class A and Class C shares offered by each such Fund were Fund were as follows:


                            June 30, 2001   June 30, 2002   June 30, 2003
                            -------------   -------------   -------------
Limited Term National Fund
     Class A                     $816,702      $885,995     $1,123,154
     Class C                      $27,824       $46,738       $114,096

Limited Term California Fund
     Class A                     $109,134      $127,216       $170,338
     Class C                       $8,383       $13,345        $23,226

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.


                       SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A and Class shares of the Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. All amounts received by Thornburg under the Plan for the predecessor to each Fund in the two most recent fiscal years were paid principally as compensation to securities dealers and other persons selling the Funds' shares for administration and shareholder services.

Class C Distribution Plans
--------------------------

     Each Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

    The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class C or Class D shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C and Class D shares from amounts it receives under the Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C or Class D shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

     Each of the predecessors of each of the Funds paid to TSC or for the account of TSC the amounts shown in the table below under the Distribution Plan for each of those Funds for the fiscal years shown below. All amounts received by or for TSC under the Plan were paid principally as compensation (or reimbursements for compensation previously paid) to securities dealers and other persons selling the Funds' shares.

     The following table shows the service and distribution fees for the predecessor to each Fund for its two most recent fiscal years.

                               Year Ended       Year Ended
                              June 30, 2002    June 30, 2003
                              -------------    -------------
Limited Term National Fund
     Class A                   $1,771,990      $2,246,309
     Class C                     $374,434        $412,771

Limited Term California Fund
     Class A                     $254,431        $340,675
     Class C                     $106,928        $185,809

                          PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by the Funds' investment adviser, Thornburg Investment Management, Inc. (Thornburg) pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, place orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and execution services to the Fund. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

     During the three most recent fiscal years brokerage commissions were paid by Value Fund, International Value Fund, Growth Fund and Income Builder Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:

     Thornburg may use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates

     The respective portfolio turnover rates for the predecessor of the Funds for the two most recent fiscal years are as follows:

                                  Year Ended       Year Ended
                                 June 30, 2002    June 30, 2003
                                 -------------    -------------
Limited Term National Fund          19.59%           15.81%
Limited Term California Fund        25.16%           26.03%

                              MANAGEMENT

     The Funds are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are six Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and four of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Interested Trustees
-------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Twelve        None
Thornburg, 57     of Trustees  Since       shareholder of Thornburg
                  (3)          1987 (4)    Investment Management, Inc.
                                           (investment adviser) and
                                           Thornburg Securities
                                           Corporation (securities
                                           dealer); Chairman of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           (registered investment
                                           company); CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Brian J. McMahon, Trustee,     Trustee     President and Managing         Ten 	         None
47                President    Since       Director of Thornburg
                  (5)          2001;       Investment Management,
                               President   Inc.; President of
                               Since 1997  Thornburg Limited Term
                               (4)(6)	Municipal Fund, Inc.
Independent Trustees
--------------------
David A. Ater, 58 Trustee      Trustee     Principal in Ater & Ater       Ten 	         Director
                               Since       Associates, Santa Fe, New                     Thornburg
                               1994 (4)    Mexico (developer, planner                    Mortgage,
                                           and broker of residential and                 Inc.(real
                                           commercial real estate) owner,                estate
                                           developer and broker for                      investment
                                           various real estate projects.                 Trust

David D.         Trustee       Trustee     Chairman, President and CEO    Twelve        Director of
Chase, 62                      Since       of general partner of Vestor                 Thornburg
                               2001 (4)    Partners, LP, Santa Fe, NM                   Limited Term
                                           (private entity fund); Chairman              Municipal
                                           and CEO of Vestor Holdings,                  Fund, Inc.
                                           Inc., Santa Fe, NM (merchant                 (registered
                                           bank).                                       investment
                                                                                        company)


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Forrest S.       Trustee       Trustee     Attorney in private practice   Ten           None
Smith, 73                      Since       and shareholder, Catron,
                               1987 (4)    Catron & Pottow (law firm),
                                           Santa Fe, New Mexico.

James W.         Trustee       Trustee     Executive Vice President and   Ten 	         None
Weyhrauch, 44                  Since       Director to 2002, and since
                               1996 (4)    2002 Vice Chairman and Chief
                                           Executive Officer, Nambe
                                           Mills, Inc. (manufacturer)
                                           Santa Fe, NM.


Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------
Dawn B. Fischer, Secretary     Secretary   Vice President, Secretary and  Not           Not
56                             Since 1987  Managing Director, Thornburg   applicable    applicable
                               (6)         Investment Management, Inc.;
                                           Secretary, Thornburg Limited
                                           Term Municipal Fund, Inc.;
                                           Secretary, Thornburg Securities
                                           Corporation; Vice President,
                                           Daily Tax Free Income Fund, Inc.
                                           (registered investment company).



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 44       President;    President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.;
                               Treasurer   Vice President of Thornburg
                               Since 1989  Limited Term Municipal Fund,
                               (6)         Inc.

George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 40   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1999 (6)    Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. and Treasurer since 2003.

Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
36               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                               (6)         Inc., Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. since 1999.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
William B.        Vice         Managing    Managing Director of           Not         Not
Fries, 64         President    President   Thornburg Investment           applicable  applicable
                               Since 1995  Management, Inc.
                               (6)

Kenneth          Vice          Vice        Managing Director of Thornburg Not           Not
Ziesenheim, 49   President     President   Investment Management, Inc.;   applicable    applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.

Alexander        Vice          Vice        Managing Director of Thornburg   Not        Not
Motola, 33       President     President   Investment Management, Inc.      applicable applicable
                               Since 2001  since 2000; Portfolio
                               (6)         Manager, Insight Capital
                                           Research & Management,
                                           Inc., Walnut Creek, California
                                           1995-2000.


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
__________________________________________________________________________________________________
Wendy Trevisani,  Vice         Vice        Associate of Thornburg         Not           Not
32                President    President   Investment Management, Inc.    applicable    applicable
                               Since 1999  since 1999 and Vice President
                               (6)         2000; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           1999-2002; Sales Representative,
                                           Solomon Smith Barney 1996-1999.

Joshua Gonze,     Vice         Vice        Associate (and since 1999 a    Not           Not
40                President    President   Vice President) of Thornburg   applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund, Inc.
                                           Since 2001.

Brad Kinkelaar,   Vice         Vice        Assistant Portfolio Manager    Not           Not
35                President    President   of Thornburg Investment        applicable    applicable
                               Since 2001  Management, Inc. since 1999;
                               (6)         Equity Investment Analyst,
                                           State Farm Insurance Companies
                                           1996-1999.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
__________________________________________________________________________________________________
Kerry D. Lee, 36  Vice         Vice        Associate of Thornburg         Not           Not
                  President    President   Investment Management, Inc.;   applicable    applicable
                               Since 1999  Vice President of Thornburg
                               (6)         Limited Term Municipal Fund,
                                           Inc. Since 1999.

Christopher       Vice         Vice        Associate and Vice President    Not          Not
Ihlefeld, 33      President    President   of Thornburg Investment         applicable   applicable
                               Since 2003  Management, Inc.; Vice
                               (4)         President of Thornburg Limited
                                           Term Municipal Fund, Inc.,
                                           Since 2003.

Leon              Vice         Vice        Associate of Thornburg          Not          Not
Sandersfeld, 37   President    President   Investment Management, Inc.     applicable   applicable
                               Since 2003  since 2002; Senior Staff
                               (4)         Accountant, Farm Bureau
                                           Life Insurance Company
                                           1998-2002.



(1)     Each person's address is 119 East Marcy Street, Santa Fe, New
        Mexico 87501.

(2) The Trust is organized as a Massachusetts business trust, and is currently comprised of ten separate investment "funds" or "portfolios". The Trust's ten active funds are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of Thornburg Limited Term Municipal Fund, Inc. Thornburg
        Investment Management, Inc. is the investment adviser to, and manages, the twelve funds of the Trust and Thornburg Limited Term
        Municipal Fund, Inc.

(3) Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc.
        the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of Thornburg
        Securities Corporation, the distributor for of shares for the Trust.

(4) Each Trustee serves in office until the election and qualification of a successor.

(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.

(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor;
        each other officer serves at the pleasure of the Trustees.

(7) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------

     The Trustees have one standing committee, the audit committee, which is comprised of the four Trustees who are not interested persons, Mr. Smith (Chairman), Mr. Ater, Mr. Weyhrauch and Mr. Chase. The audit committee discharges its duties in accordance with an audit committee charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The committee held five meetings in the Trust's fiscal year ended September 30, 2003.

Compensation of Trustees
-------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust pays each Trustee who is not an employee of Thornburg or an affiliated person an annual fee of $8,000 plus $1,000 for each meeting of the Trustees attended by the Trustee. In addition, the Trust pays a $4,000 annual stipend to each member of the audit committee, payable in quarterly installments, and reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee and the Trustee's spouse in connection with attending those meetings. The Trustees have established one committee, the audit committee. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the year ended September 30, 2003 as follows:

                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee(1)
--------   ------------  -------------   -------------  ------------------
Garrett
Thornburg         0              0                 0              0

David A.
Ater        $18,000              0                 0        $18,000

David D.
Chase       $14,000              0                 0        $27,000

Forrest S.
Smith       $18,000              0                 0        $18,000

James W.
Weyhrauch   $18,000              0                 0        $18,000

Brian J.
McMahon           0              0                 0              0

(1) The Fund Complex includes Thornburg Limited Term Municipal Fund, Inc.
    and the Trust. As of December 31, 2003, the Company comprised two separate series, Limited Term Municipal Fund National Portfolio and
    Thornburg Limited Term Municipal Fund California Portfolio. The Trust consists of ten active series, together with the two Funds. Mr. Chase is both a Director of Thornburg LTMF and a Trustee of the Trust.

Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee of the Trust's ten Funds as of December 31, 2002. Column (3) shows the dollar range of shares owned beneficially by each Trustee in all Funds of the 12 Funds of the Trust and Thornburg Limited Term Municipal Fund, Inc. overseen by the Trustee as of December 31, 2002. As of that date, two Trustees of the Trust also supervised Funds of Thornburg Limited Term Municipal Fund, Inc., Mr. Thornburg and Mr. Chase.

  (1)                      (2)                       (3)
Name of           Dollar Range of Equity   Aggregate Dollar Range of
Trustee           Securities in the Funds  Equity Securities in all
                  Of the Trust             Registered Investments
                                           Companies Overseen by Trustee
                                           in Family of Investment
                                           Companies
---------------   -----------------------  -------------------------------
Garrett Thornburg   over $100,000              over $100,000

David A. Ater       $10,001 - $50,000          $10,001 - $50,000

David D. Chase      none                       over $100,000

Forrest S. Smith    $10,001-$50,000            $10,000-$50,000

James W. Weyhrauch  over $100,000              over $100,000

Brian J. McMahon    over $100,000              over $100,000


                    PRINCIPAL HOLDERS OF SECURITIES


     As of March 4, 2004, each of the Funds had the following Class A and Class C shares issued and outstanding:

     Limited Term National Fund
     --------------------------
        Class A                    1.782 shares
        Class C                    1.779 shares

     Limited Term California Fund
     ----------------------------
        Class A                    1.889 shares
        Class C                    1.888 shares

All of the described shares were held by Dawn B. Fisher, an officer of the Trust, whose address is 119 East Marcy Street, Santa Fe, New Mexico 87501.


                            NET ASSET VALUE

     Each Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.


                               DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") will act as principal underwriter of Limited Term National Fund and Limited Term California Fund shares. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

     The following table shows the commissions and other compensation received by TSC from each of the predecessors to the Funds for the fiscal years shown, except for amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."




                            Aggregate         Net Underwriting
Year                        Underwriting   Discounts and Commissions         Compensation on           Brokerage        Other
Ended      Fund             Commissions           Paid to TSC           Redemptions and Repurchases    Commissions   Compensation
-----      ----             ------------   --------------------------   ---------------------------    -----------   ------------

6/30/02    Limited Term
           National Fund      $710,760        $20,243                              $9,004                -0-             *

           Limited Term
           California Fund    $142,282         $4,125                                $390                -0-             *

6/30/03    Limited Term
           National Fund    $1,860,445        $63,593                          $1,924,038                -0-             *

           Limited Term
           California Fund    $695,955         $7,173                            $703,128                -0-             *



ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

     Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg Investment Management, Inc. ("Thornburg") or Thornburg Securities Corporation ("TSC") may pay compensation to financial advisors who place orders of $1 million or more, as more, as more specifically described in the Funds' Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more.
 Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.

                          INDEPENDENT AUDITORS

     PricewaterhouseCoopers, LLP, 1177 Avenue of the Americas, New York, New York 10036, is the independent auditor of the Funds.

                    Statement of Additional Information
                 for Thornburg Limited Term Municipal Funds
                        Institutional Class Shares



                    119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501





















     Thornburg Limited Term Municipal Fund ("Limited Term National Fund") and Thornburg California Limited Term Municipal Fund ("Limited Term California Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Institutional Class shares offered by the Funds.

    This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Institutional Class Shares Prospectus dated March 10, 2004. A copy of the Institutional Class Prospectus for the Funds and copies of the most recent Annual Reports and Semiannual Reports for the predecessor mutual funds of each of the Funds may be obtained at no charge by writing to the distributor of the Funds' Institutional Class shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     This Statement of Additional Information is incorporated by reference into the Funds' Institutional Class Shares Prospectus.

     The audited financial statements contained in the Annual Reports to Shareholders of the predecessor mutual funds Limited Term National Fund and Limited Term California Fund for the fiscal year ended June 30, 2003, are incorporated herein by reference.

     The date of this Statement of Additional Information is March 10,
2004.

                           TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . . . .__

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __
  LIMITED TERM MUNICIPAL FUNDS . . . . . . . . . . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
    Investment Limitations - Limited Term National Fund
     and Limited Term California Fund. . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
    Performance and Portfolio Information - Municipal
     Funds . . . . . . . . . . . . . . . . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
    Representative Performance Information - Limited Term
     National Fund (Institutional Class) . . . . . . . . . . . __
    Representative Performance Information - Limited Term
     California Fund (Institutional Class) . . . . . . . . . . __

ADDITIONAL MATTERS RESPECTING TAXES. . . . . . . . . . . . . . __
    Election by the Funds-Subchapter M . . . . . . . . . . . . __
    Distributions by Investment Companies - In General . . . . __
    Municipal Funds - Income Dividends . . . . . . . . . . . . __
    Redemptions or Other Dispositions of Shares. . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS. . . . . . . . . . . . __

INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . . __
    Investment Advisory Agreement. . . . . . . . . . . . . . . __
    Administrative Services Agreement. . . . . . . . . . . . . __

SERVICE PLANS. . . . . . . . . . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
    In General . . . . . . . . . . . . . . . . . . . . . . . . __
    Municipal Funds. . . . . . . . . . . . . . . . . . . . . . __
    Portfolio Turnover Rates . . . . . . . . . . . . . . . . . __

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __
    Limited Term National Fund and
     Limited Term California Fund. . . . . . . . . . . . . . . __

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . __
    Limited Term National Fund . . . . . . . . . . . . . . . . __
    Limited Term California Fund . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

                        ORGANIZATION OF THE FUNDS

     Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has ten other active authorized Funds.
 The Trustees are authorized to divide the Trust's shares into additional series and classes. The Funds were formed on December 8, 2003 to serve as the vehicles for acquisition of substantially all of the assets, respectively, of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio (together, the "predecessor funds"), investment funds of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation in 1984 organized as a diversified open-end management investment company ("Thornburg LTMF"). The Board of Directors of Thornburg LTMF determined in December of 2003 that the best interests of Thornburg LTMF's shareholders would be served by combining Thornburg LTMF's funds with the funds offered by the Trust. This transaction, herein sometimes referred to as the "reorganization," is expected to occur in April of 2004. The Funds intend to commence a continuous offering of their shares to the public upon the completion of the reorganization. Financial information in this statement of additional information pertains to the predecessor funds, unless otherwise identified as pertaining to the Funds.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion in the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class and underlying assets of such Fund available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but would not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Directors or Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Directors or Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

                             INVESTMENT POLICIES

LIMITED TERM MUNICIPAL FUNDS

      The primary investment objective of Limited Term National Fund is to provide for its shareholders as high a level of current investment income exempt from federal income tax as is consistent, in the view of the Funds' investment adviser, Thornburg Investment Management, Inc. ("Thornburg"), with preservation of capital. The primary investment objective of Limited Term California Fund is to provide for its shareholders as high a level of current investment income exempt from federal income tax and California state personal income tax as is consistent, in Thornburg's view, with preservation of capital. Limited Term National Fund and Limited Term California Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." This objective of preservation of capital may preclude the Municipal Funds from obtaining the highest possible yields.

     Limited Term National Fund seeks to achieve its primary investment objective by investing in a diversified portfolio of obligations issued by state and local governments the interest on which is exempt from federal income tax. Limited Term California Fund seeks to achieve its primary investment objective by investing in a portfolio of municipal obligations originating primarily in California.

     Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities.

     Each Municipal Fund's assets will normally consist of (1) Municipal obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) Municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the Municipal Funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," page 6. To the extent that unrated Municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal obligations than in purchasing comparable, rated Municipal obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated Municipal obligations at disadvantageous prices without regard to the Obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Municipal Funds are invested in temporary investments for defensive purposes, each Municipal Fund will, under normal conditions, invest 100% of its assets in Municipal obligations and normally will not invest less than 80% of its assets in Municipal obligations. This 80% policy is a fundamental investment policy of each of the Municipal Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions Limited Term California Fund will invest 100%, and as a matter of fundamental policy, will invest at least 80% of its assets in municipal obligations exempt from regular individual federal and California income tax and originating in California.

     In applying the percentage investment restrictions described in the preceding paragraph and in the fourth paragraph following, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

      Each of the Municipal Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page 8.
 Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. The Municipal Funds do not expect to find it necessary to make temporary investments.

     No Municipal Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Municipal Fund unless approved by a majority of the outstanding shares of the Fund.

     The Municipal Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations

     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Municipal Funds may invest in a variety of types of municipal obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are Municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Municipal Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings.
 The credit quality of such investments will be determined on a continuing basis by Thornburg for the Limited Term National Fund under the supervision of the Trustees of the Trust.

     A Municipal Fund also may purchase and sell municipal obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase municipal obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     The Funds' investment adviser, Thornburg, will evaluate the liquidity of each municipal lease upon its acquisition and periodically while it is held based upon various factors, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated municipal lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease is unrated, if Thornburg determines that the municipal lease is readily marketable because it is backed by the letter of credit or insurance policy.

     The Municipal Funds will seek to reduce further the special risks associated with investment in municipal leases by investing in municipal leases only where, in Thornburg's opinion, certain factors have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the Municipal Lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date, (iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated, (iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the municipal lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee. Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     No Municipal Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) municipal leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days,
(3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated municipal lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
 The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated Municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+").
 For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.


     The ability of the Municipal Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of Municipal obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by either of the Municipal Funds. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds.
 These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Municipal Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

Temporary Investments

     Each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in Thornburg's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's net assets when made for defensive purposes during periods of abnormal market conditions. Neither of the Municipal Funds expect to find it necessary to make such temporary investments.

Repurchase Agreements

     Each Municipal Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. Neither Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the subject security declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the security. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the subject security by the Fund may be delayed or limited. The Funds' investment adviser will monitor the value of the security at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the subject security declines below the repurchase price, Thornburg will demand additional securities from the seller to increase the value of the property held to at least that of the repurchase price.

U.S. Government Obligations

     Each Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund

     Limited Term California Fund invests primarily in California State, municipal, and agency obligations. For this reason, an investment in the Limited Term California Fund may be riskier than an investment in the Limited Term National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of the Limited Term California Fund before investing.

     California's economy is the largest among the 50 states and one of the largest in the world. The state's July 1, 2002 population of over 35 million represents 12.2 percent of the total United States population and total personal income in the state, at an estimated $1.14 trillion in 2002, accounts for 12.8 percent of all personal income in the nation. Total employment is about 6 million, the majority of which are in the service, trade and manufacturing sectors.

     California constitutional and other laws raise questions about the ability of California State and municipal issuers to obtain sufficient revenue to pay their bond obligations in all situations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which has had an affect on California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Proposition 13 limits ad valorem on real property and restricts the ability of taxing entities to increase real property taxes. In 1979, California voters approved another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB prohibits government agencies and the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. The amendment restricts the spending authority of state and local government entities. If revenues exceed such appropriations limits, such revenues must be returned either as revisions in the tax rate or fee schedules.

     California obtains approximately 57% of general fund revenues from personal income taxes (individual and corporate) compared to an average of only 34 percent for other states. Income taxes serve as a bellwether and are frequently a leading indicator of economic weakness. California's other principal revenue source is sales taxes. Recent tax revenue shortfalls coupled with expenditures increases led to a projected 2003-04 deficit of $38 billion. The recently concluded budget seeks to close the deficit with a combination of $14.5 billion in long-term deficit bonds, $6 billion of federal aid and other non-recurring items, $4 billion of revenue increases, and most of the remainder in spending cuts. However, the budget fails to achieve structural balance and leaves an estimated $8 billion gap in the 2005 fiscal year. The out-year gap could grow larger if the pace of economic recovery falters or the state fails to realize expected cost savings.

     California's Governor, Arnold Schwarzenegger, has rescinded a recent vehicle tax increase, and there are legal challenges to the deficit financing bonds. If the legal challenges are successful, the deficit will increase in this and the next fiscal year.

     The budget deficit and other factors led to recent downgrades in July and December 2003 for California's general obligation bonds. Further downgrades could cause substantial selling pressure on California's bonds and restrict the state's access to the bond market in the future.

     Many school districts and local authorities depend on State sources for substantial portions of their revenues and are vulnerable to state funding cuts. The 2004 state budget included fairly manageable cuts to most local governments, but if revenues do not rebound and further borrowing is unfeasible, then more severe cuts may occur in the 2005 budget.

     In the 2004 fiscal year, the state plans to add over $14 billion of long-term debt obligations. Tax-backed debt levels relative to personal income have been rising over the last few years. Currently, California debt levels are close to national averages, but if recent trends continue, the state may end up with debt levels far above national averages. High debt levels and a heavy tax load could restrict future economic growth.


                          INVESTMENT LIMITATIONS

    Investment Limitations - Limited Term National Fund and
                             Limited Term California Fund

     Thornburg Investment Trust has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed unless approved by a majority of the outstanding shares of each Fund. No Fund may:

     (1) Invest in securities other than Municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10%of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal obligations, the Fund will dispose of such assets as promptly as possible.

                       YIELD AND RETURN COMPUTATION

Performance and Portfolio Information -

     Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be
caused by the following factors:   (1) The non-standardized calculation may
cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period;
(4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return.
 Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve),
(iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit (CD's) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CD's, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies.
 Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund.
A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals.
 In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.
 In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

                  REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information - Limited Term National Fund (Institutional Class)

      THE FOLLOWING DATA FOR THE LIMITED TERM NATIONAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. INFORMATION PRESENTED RELATES TO A PREDECESSOR MUTAL FUND FOR THE FUND. SEE "ORGANIZATION OF THE FUNDS," ABOVE FOR A DISCUSSION OF THE TRANSACTIONS IN WHICH THE FUND WAS ORGANIZED. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The yield of the Limited Term National Fund predecessor fund's Institutional Class shares for the 30-day period ended December 31, 2003, computed in accordance with the standardized calculation described above, was 2.13%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Limited Term National Fund predecessor fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal tax rate of 38.6%, was 3.28% for the 30-day period ended December 31, 2003.

     Average Annual Total Return Quotations. The Limited Term National Fund predecessor fund's Institutional Class total return figures are set forth below for the periods shown ending December 31, 2003. Institutional Class shares were first offered on July 5, 1996. These total return figures assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                3.53%     4.87%       5.24%

Average Annual Total Return (After Taxes on Distributions)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                3.53%     4.87%       5.24%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                3.47%     4.79%        5.15% (7/5/96)

Representative Performance Information - Limited Term California Fund (Institutional Class)

     THE FOLLOWING DATA FOR THE LIMITED TERM CALIFORNIA FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. INFORMATION PRESENTED RELATES TO A PREDECESSOR MUTAL FUND FOR THE FUND. SEE "ORGANIZATION OF THE FUNDS," ABOVE FOR A DISCUSSION OF THE TRANSACTIONS IN WHICH THE FUND WAS ORGANIZED. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The yield of the Limited Term California Fund predecessor fund's Institutional Class shares for the 30-day period ended December 31, 2003, computed in accordance with the standardized calculation described above, was 1.93%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Limited Term California Fund predecessor fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal tax rate of 38.6% and a maximum California tax rate of 9.30%, was 3.27% for the 30-day period ended December 31, 2003.

     Average Annual Total Return Quotations. The Limited Term California Fund predecessor fund's Institutional Class total return figures are set forth below for the period shown ending December 31, 2003. Institutional Class shares were first offered on April 1, 1997. These total return figures assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares.
 The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                2.89%     4.33%       4.85%

Average Annual Total Return (After Taxes on Distributions)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                2.89%     4.33%       4.85%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                   Since Inception
               1 Year    5 Years      (7/5/96)
               ------    -------   ---------------
                2.94%     4.29%       4.78%


                  ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarize certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Election by the Funds - Subchapter M

     Each Fund expects to elect and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

Distributions by Investment Companies - In General

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income.
Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Municipal Funds - Income Dividends." Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxes as ordinary income. Generally, dividends (except as described below) and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds - Income Dividends

     The Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in Municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than Municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

      Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from Municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

     The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the Municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain Municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such Municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Redemption or Other Disposition of Shares
-----------------------------------------

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a regulated investment company, (2) the shares are disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of shares.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisers in that regard. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any Municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

                  DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account -- such as a purchase of additional shares or redemption of shares -- the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly or quarterly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.


            INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT,
                   AND ADMINISTRATIVE SERVICES AGREEMENT

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion                     .225%

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's trustees (including a majority of the trustees who are not "interested persons") have approved the Investment Advisory Agreement applicable to each of the Funds on December 8, 2003. In approving the agreement for the Funds, the Trustees considered a number of factors, including principally (i) Thornburg's experience and expertise in managing the investments of the predecessor funds, (ii) the Trustees' previous general deliberations in continuing the agreement with Thornburg for management of other series of the Trust which invest in municipal obligations, (iii) fees and expenses of the predecessor funds and the expectation that those levels of expense would continue, and (iv) that investment objectives and policies would continue to be implemented in the same manner and by the same personnel. Certain administrative services are provided under the terms of an Administrative Services Agreement applicable to each class of shares issued by each Fund. The Administrative Services Agreements are described below.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal periods with respect to the predecessor to `each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:



                               June 30, 2001   June 30, 2002   June 30, 2003
                               -------------   -------------   -------------
Limited Term National Fund       $3,525,879     $3,894,432     $4,938,499
Limited Term California Fund       $498,398       $599,810       $850,698

Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:


                                 June 30, 2001    June 30, 2002   June 30, 2003
                                 -------------    --------------  -------------
Limited Term National Fund          $71,732       $224,119              -0-
Limited Term California Fund        $81,995        $87,369          $43,579



     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of fund shares. During the fiscal year ended June 30, 2003, the predecessor to Limited Term National Fund and Limited Term California Fund each reimbursed Thornburg $72,930 and $9,966, respectively, for accounting expenses incurred on behalf of each Fund.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption
"Management."

     The Company, the Trust, Thornburg and the Funds' Distributor, Thornburg Securities Corporation ("TSC") have each adopted policies in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the codes of ethics permits the personnel who are subject to the code of ethics to buy and sell securities which may be purchased and held by the Funds, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by a Fund or is being considered for purchase or sale by a Fund. Each code of ethics also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.

Administrative Services Agreements

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed.
 The Administrative Services Agreement specific to each Fund's Institutional Class shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal periods with respect to the predecessor to each Fund, the amounts paid to Thornburg under the Institutional Class Administrative Services Agreement applicable to Institutional Class shares of each such Fund were as follows:

                          June 30, 2001   June 30, 2002   June 30, 2003
                          -------------   -------------   -------------

Limited Term National Fund    $40,424          $51,211       $78,492
Limited Term California Fund   $2,833           $3,757        $7,644


     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

                               SERVICE PLANS

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Institutional Class shares of each Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management and administration fees and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's Institutional Class assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services, and in connection with the distribution of Institutional Class shares. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent information respecting shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. Thornburg has no current intention to request or receive any reimbursement under the Service Plans applicable to the Institutional Classes of any of the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to Thornburg in later years.

                          PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

      Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Thornburg may execute portfolio transactions with broker-dealers who provide research and execution services to the Funds. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

     Thornburg is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Thornburg funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates

     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:

                                  Year Ended        Year Ended
                                June 30, 2002      June 30, 2003
                                -------------      -------------
   Limited Term National Fund       19.59%             15.81%
   Limited Term California Fund     25.16%             26.03%


                              MANAGEMENT

     The Funds are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are six Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and four of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Interested Trustees
-------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Twelve        None
Thornburg, 57     of Trustees  Since       shareholder of Thornburg
                  (3)          1987 (4)    Investment Management, Inc.
                                           (investment adviser) and
                                           Thornburg Securities
                                           Corporation (securities
                                           dealer); Chairman of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           (registered investment
                                           company); CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation
                                           (investment manager to
                                           Thornburg Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     President and Managing         Ten          None
47                President    Since       Director of Thornburg
                               2001;       Investment Management,
                               President   Inc.; President of
                               Since 1997  Thornburg Limited Term
                               (4)(6)      Municipal Fund, Inc.


Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Independent Trustees
--------------------
David A. Ater, 58 Trustee      Trustee     Principal in Ater & Ater       Ten            Director
                               Since       Associates, Santa Fe, New                     Thornburg
                               1994 (4)    Mexico (developer, planner                    Mortgage,
                                           and broker of residential and                 Inc.(real
                                           commercial real estate) owner,                estate
                                           developer and broker for                      investment
                                           various real estate projects.                 Trust


David D.         Trustee       Trustee     Chairman, President and CEO    Twelve        Director of
Chase, 62                      Since       of general partner of Vestor                 Thornburg
                               2001 (4)    Partners, LP, Santa Fe, NM                   Limited Term
                                           (private entity fund); Chairman              Municipal
                                           and CEO of Vestor Holdings,                  Fund, Inc.
                                           Inc., Santa Fe, NM (merchant                 (registered
                                           bank).                                       investment
                                                                                        company)

Forrest S.       Trustee       Trustee     Attorney in private practice   Ten           None
Smith, 73                      Since       and shareholder, Catron,
                               1987 (4)    Catron & Pottow (law firm),
                                           Santa Fe, New Mexico.




Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
James W.         Trustee       Trustee     Executive Vice President and   Ten          None
Weyhrauch, 44                  Since       Director to 2002, and since
                               1996 (4)    2002 Vice Chairman and Chief
                                           Executive Officer, Nambe
                                           Mills, Inc. (manufacturer)
                                           Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------
Dawn B. Fischer, Secretary     Secretary   Vice President, Secretary and  Not           Not
56                             Since 1987  Managing Director, Thornburg   applicable    applicable
                               (6)         Investment Management, Inc.;
                                           Secretary, Thornburg Limited
                                           Term Municipal Fund, Inc.;
                                           Secretary, Thornburg Securities
                                           Corporation; Vice President,
                                           Daily Tax Free Income Fund, Inc.
                                           (registered investment company).

Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 44       President     President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.;
                               Treasurer   Vice President of Thornburg
                               Since 1989  Limited Term Municipal Fund,
                               (6)         Inc.




Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 40   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1999 (6)    Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. and Treasurer since 2003.

Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
36               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. since 1999.

Kenneth          Vice          Vice        Managing Director of Thornburg Not           Not
Ziesenheim, 49   President     President   Investment Management, Inc.;   applicable    applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.

Alexander        Vice          Vice        Managing Director of Thornburg   Not        Not
Motola, 33       President     President   Investment Management, Inc.      applicable applicable
                               Since 2001  since 2000; Portfolio Manager
                               (6)         Insight Capital Research &
                                           Management, Inc., Walnut Creek,
                                           California 1995-2000.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Wendy Trevisani,  Vice         Vice        Associate of Thornburg         Not           Not
32                President    President   Investment Management, Inc.    applicable    applicable
                               Since 1999  since 1999 and Vice President
                               (6)         since 2000; Sales Representative,
                                           Solomon Smith Barney 1996-1999.

Joshua Gonze,     Vice         Vice        Associate (and since 1999 a    Not           Not
40                President    President   Vice President) of Thornburg   applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund, Inc.
                                           Since 2001.

Brad Kinkelaar,   Vice         Vice        Assistant Portfolio Manager    Not           Not
35                President    President   of Thornburg Investment        applicable    applicable
                               Since 2001  Management, Inc. since 1999;
                               (6)         Equity Investment Analyst,
                                           State Farm Insurance Companies
                                           1996-1999.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Kerry D. Lee, 36  Vice         Vice        Associate of Thornburg         Not           Not
                  President    President   Investment Management, Inc.;   applicable    applicable
                               Since 1999  Vice President of Thornburg
                               (6)         Limited Term Municipal Fund,
                                           Inc. since 1999.

Christopher       Vice         Vice        Associate and Vice President    Not          Not
Ihlefeld, 33      President    President   of Thornburg Investment         applicable   applicable
                               Since 2003  Management, Inc.; Vice
                               (4)         President of Thornburg Limited
                                           Term Municipal Fund, Inc.,
                                           Since 2003.

Leon              Vice         Vice        Associate of Thornburg          Not          Not
Sandersfeld, 37   President    President   Investment Management, Inc.     applicable   applicable
                               Since 2003  since 2002; Senior Staff
                               (4)         Accountant, Farm Bureau
                                           Life Insurance Company
                                           1998-2002.




(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.

(2)     The Trust is organized as a Massachusetts business trust, and is currently comprised of ten separate investment "funds" or "portfolios".  The Trust's ten active funds are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of Thornburg
        Limited Term Municipal Fund, Inc.  Thornburg Investment Management, Inc. is the investment adviser to, and manages, the twelve funds of the Trust and Thornburg Limited Term Municipal
        Fund, Inc.

(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management,
        Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor for of shares for the Trust.

(4)     Each Trustee serves in office until the election and qualification of a successor.

(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg
        Investment Management, Inc.

(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.




Committees of the Trustees
--------------------------

     The Trustees have one standing committee, the audit committee, which is comprised of the four independent Trustees who are not interested persons, Mr. Smith (Chairman), Mr. Ater, Mr. Weyhrauch and Mr. Chase. The audit committee discharges its duties in accordance with an audit committee charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits,
(iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The committee held five meetings in the Trust's fiscal year ended September 30, 2003.

Compensation of Trustees
-------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust pays each Director who is not an employee of Thornburg or an affiliated person an annual fee of $8,000 plus $1,000 for each meeting of the Trustees attended by the Trustee. In addition, the Trust pays a $4,000 annual stipend to each member of the audit committee, payable in quarterly installments, and reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee and the Trustee's spouse in connection with attending those meetings. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the year ended September 30, 2003 as follows:

                         Pension or
                         Retirement        Estimated     Total
           Aggregate     Benefits          Annual        Compensation
           Compensation  Accrued as        Benefits      from Trust and
Name of    from          Part of           Upon          Fund Complex
Trustee    Trust         Fund Expenses     Retirement    Paid to Trustee(1)
--------   ------------  -------------     ------------- ------------------
Garrett
Thornburg          0          0                  0             0

David A.
Ater         $18,000          0                  0          $18,000

David D.
Chase        $14,000          0                  0          $27,000

Forrest S.
Smith        $18,000          0                  0          $18,000

James W.
Weyhrauch    $18,000          0                  0          $18,000

Brian J.
McMahon            0          0                  0             0


(1) The Fund Complex includes the Company and the Trust. The Company comprises two separate series, Limited Term National Fund and Limited
     Term California Fund. The Trust consists of ten active series, seven of which are described in this Statement of Additional Information, Intermediate National Fund, Government Fund, Income Fund, Value Fund,
     International Value Fund, Growth Fund and Income Builder Fund.
     Mr. Chase is both a Director of the Company and a Trustee of the Trust.

Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee of the Trust's ten Funds as of December 31, 2002. Column (3) shows the dollar range of shares owned beneficially by each Trustee in all Funds of the 12 Funds of the Trust and Thornburg Limited Term Municipal Fund, Inc. overseen by the Trustee as of December 31, 2002. As of that date, two Trustees of the Trust also supervised Funds of Thornburg Limited Term Municipal Fund, Inc., Mr. Thornburg and Mr. Chase.

  (1)                        (2)                       (3)
Name of             Dollar Range of Equity   Aggregate Dollar Range of
Trustee             Securities in the Funds  Equity Securities in all
                    Of the Trust             Registered Investments
                                             Companies Overseen by Trustee
                                             in Family of Investment
                                             Companies
-----------------   -----------------------  ------------------------------
Garrett Thornburg   over $100,000            over $100,000

David A. Ater       $10,001 - $50,000        $10,001 - $50,001

David D. Chase      none                     over $100,000

Forrest S. Smith    $10,001 - $50,000        $10,001 - $50,000

James W. Weyhrauch  over $100,000            over $100,000

Brian J. McMahon    over $100,000            over $100,000


                        PRINCIPAL HOLDERS OF SECURITIES

     As of March 4, 2004, each of the Funds had the following Institutional Class Shares issued and outstanding:

     Limited Term National Fund Class I Shares    1.889 shares
     Limited Term California Fund Class I Shares  1.888 shares

All of the described shares held by Dawn B. Fischer, an officer of the Trust, whose address is 119 East Marcy Street, Santa Fe, New Mexico 87501.




                            NET ASSET VALUE

     Each Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                              DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") will act as principal underwriter in a continuous offering of Limited Term National Fund and Limited Term California Fund Institutional Class shares. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, a Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.


              ADDITIONAL INFORMATION RESPECTING PURCHASE
                        AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.


                          INDEPENDENT AUDITORS

     PricewaterhouseCoopers, LLP, 1177 Avenue of the Americas, New York, New York 10036, is the independent auditor of the Funds.

                                   PART C
                             OTHER INFORMATION

Items 22 and 23.  Financial Statements and Exhibits.

        (a)   Financial Statements

        (i)    Thornburg Limited Term U.S. Government Fund (Class A,
               Class C and Class I shares),
        (ii)   Thornburg Limited Term Income Fund (Class A,
               Class C and Class I shares),
        (iii)  Thornburg Intermediate Municipal Fund (Class A,
               Class C and Class I shares),
        (iv) Thornburg New Mexico Intermediate Municipal Fund (Class A and Class D shares),
        (v) Thornburg Florida Intermediate Municipal Fund (Class A shares),
        (vi) Thornburg Value Fund (Class A, Class B, Class C and Class I shares),
        (vii) Thornburg International Value Fund (Class A, Class B, Class C and Class I shares),
        (viii) Thornburg Core Growth Fund (Class A and Class C shares)
        (ix)   Thornburg Investment Income Builder Fund (Class A and Class
               C Shares:
               (1) Reports of independent accountants dated November 7, 2003, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 2003, Statements of Operations for the year ended September 30, 2003, Statements of Changes in Net Assets for the two years (or shorter period, if applicable) ended September 30, 2003, Notes to Financial Statements, and Financial Highlights are incorporated by reference to Registrant's 2003 Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate
               Municipal Fund, Thornburg New Mexico Intermediate
               Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund previously filed with the Securities and Exchange Commission;

        (x) Thornburg New York Intermediate Municipal Fund (Class A shares): Report of independent accountants dated July 30, 2003, Statement of Assets and Liabilities including Schedule of Investments as of June 30, 2003, Statement of Operations for the period ended June 30, 2003, Statement of Changes in Net Assets for the period ended June 30, 2003, Notes to Financial Statements and Financial Highlights, are incorporated by reference to Registrant's Annual Report to Shareholders in respect of Thornburg New York Intermediate Municipal Fund previously filed with the Securities and Exchange Commission.


   (b)   Exhibits

     The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (a) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (6)    Not applicable.

      (e)    Form of Agency Agreement.

      (h)    Form of Subscription to Shares by Thornburg Management
             Company, Inc.

     The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (a) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (g) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (h) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (a) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October 28, 1987.

     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (q)    Powers of Attorney from Messrs. Smith and Thornburg.

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (h)    Form of Subscription to Shares

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (a) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (9)    Power of attorney (B. McMahon)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (a) Thornburg Income Trust Amended and Restated Designation of Series.

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (m.2)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1A as filed on December 3, 1994:

      (m)    Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

     The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (a.1)  Thornburg Income Trust - Ninth Amendment and
             Supplement to Agreement and Declaration of Trust

      (a.2)  Thornburg Income Trust - Tenth Amendment and
             Supplement to Agreement and Declaration of Trust

      (15.2) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class B Distribution Plan) - Thornburg Value Fund

      (q)    Power of attorney from David A. Ater

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (a) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

      (a)    First Supplement to Amended and Restated Designation of Series

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

      (h)    Form of Administrative Services Agreement

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on March 14, 1997:

      (a.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

      (a.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

      (q)    Power of attorney from Brian J. McMahon

      (q)    Power of attorney from James W. Weyhrauch

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A as filed on February 17, 1998:

      (d)    Amended and Restated Investment Advisory Agreement

      (h)    Administrative Services Agreement (Class A and Class C shares)

      (h)    Administrative Services Agreement (Class I Shares)

      (r)    Memorandum of Reimbursement

      (m.1) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan - Classes A, C and I)

      (m.2) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C)

     The following exhibit is incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A as filed on March 10, 1998:

      (a)    Thirteenth Amendment and Supplement to Agreement and
             Declaration of Trust

     The following exhibits are incorporated by reference from Registrant's post-effective amendment No. 42 to its Registration Statement on Form N-1A as filed on August 31, 2000:

      (e) Thornburg Investment Trust Amended Distribution Agreement (April 4, 2000)

     (m) Amended Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B)(April 4, 2000)

     (p.1)  Thornburg Investment Trust Code of Ethics (revised June 1,
            2000)

     The following exhibit is incorporated by reference from Registrant's post-effective amendment No. 43 to its Registration Statement on Form N-1A filed on October 13, 2000;

     (a) Fourteenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibits are incorporated by reference from the resistrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A as filed on January 29, 2001:

     (a) Fifteenth Amendment and Supplement to Agreement and Declaration of Trust

     (q.1)  Power of Attorney of David D. Chase

     (q.2)  Consent of Person About to Become Trustee (David D. Chase)

     The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A as filed on August 25, 2001:

     (g)    Amendment to Custodian Contract, July 2, 2001.

     (p) Thornburg Investment Management, Inc./Thornburg Securities Corporation Code of Ethics (revised June, 2001).

     The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 49 to its Registration Statement on Form N-1A as filed on November 30, 2001:

     (o)    Thornburg Investment Trust Plan for Multiple Class
            Distribution, July 1, 1996 (as revised to September 6, 2001)

The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 51 to its Registration Statement on Form N-1A as filed on October 17, 2002:

     (a.1) Sixteenth Amendment and Supplement to Agreement and Declaration of Trust

     (a.2)  Seventeenth Amendment and Supplement to Agreement and
            Declaration of Trust

The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A as filed on May 1, 2003:

     (q)    Power of Attorney of Steven J. Bohlin

The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A as filed on June 27, 2003:

     (a) Thornburg Investment Trust Second Supplement to Amended and Restated Designation of Series (as corrected)

     (b)    Amended By-Laws of Thornburg Investment Trust (May 20, 2003)

     (m) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1)

The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A as filed on July 30, 2003:

     (n)    Thornburg Investment Trust Plan for Multiple Class
            Distribution, July 1, 1996 (as revised to May 20, 2003)

The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 58 to its Registration Statement on Form N-1A as filed on December 31, 2003:

     (a)    Eighteenth Amendment and Supplement to Agreement and
            Declaration of Trust

The following exhibits are filed herewith:

     (j.1)  Consent of Counsel

     (j.2)  Consent of independent auditors

     (s) Annual Reports to Shareholders of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio, series of Thornburg Limited Term Municipal Fund, Inc., June 30, 2003, are incorporated by this reference from the Form N-CSR of Thornburg Limited Term Municipal Fund, Inc., filed on August 28, 2003. Semiannual Reports to Shareholders of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio, December 31, 2003, are incorporated by this reference from the Form N-CSR of Thornburg Limited Term Municipal Fund, Inc., filed on February 24, 2004.


Item 24.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 25.  Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit a. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2) Please see Section 8 of the Distribution Agreement filed as Exhibit (e). Section 7 generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser. See "MANAGEMENT" in the Statement of Additional Information.

Item 27.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the primary purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates.

     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.


                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           --------------------
Garrett Thornburg             Director                 Trustee
Kenneth Ziesenheim            President                Vice President
Dawn B. Fischer               Secretary                Secretary and
                                                      Assistant Treasurer
     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services.

     The Registrant and Thornburg Investment Management, Inc. ("Thornburg") have agreed that Thornburg will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by Thornburg will be superior to that previously provided by the transfer agent because Thornburg will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and Thornburg's management,
(ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and
(iii) Thornburg will not receive any profit from providing this service. The Registrant will reimburse Thornburg for a portion of the depreciation on certain telephone answering equipment purchased by Thornburg to render the described services. The Registrant paid $28,040.23 to Thornburg under the described arrangements in the most recent fiscal year ended September 30, 2003. It is not believed that these arrangements constitute a management-related services agreement.

Item 30.  Undertakings.
          None

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on March 10, 2004.




THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     Brian J. McMahon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
Brian J. McMahon, Trustee, President and principal executive officer


                 *
------------------------------------------
Steven J. Bohlin,
Vice President, Treasurer and principal financial and accounting officer


                 *
------------------------------------------
Garrett Thornburg, Trustee

                 *
------------------------------------------
David D. Chase, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
James W. Weyhrauch, Trustee


* By: /s/  Charles W.N. Thompson, Jr.
     --------------------------------              Dated:
      Charles W.N. Thompson, Jr.                   March 10, 2004

                             INDEX TO EXHIBITS
Exhibit
Number      Exhibit
-------     -------

     (j.1)  Consent of Counsel

     (j.2)  Consent of independent auditors





                                EXHIBIT (j.1)

   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      John F. McCarthy, Jr.
     &                               Benjamin Phillips
   McCARTHY                         Albert V. Gonzales
A Professional Association        C.W.N. Thompson, Jr.
                                      M. Karen Kilgore           Suzanne Odom
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey        Special Counsel
                                        John M. Hickey          Paul L. Bloom
                             Julia Wittenberger-Wagner
                                         Julia B. Rose

                                 March 9, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549             VIA EDGAR FILING

     Re:  Thornburg Investment Trust
     Registration Number Under the Securities Act of 1933: 033-14905 Registration Number Under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

	We hereby consent to the references made to this firm in the post-effective amendment no. 59 to the registration statement of Thornburg Investment Trust and the prospectus which are a part of that registration statement. In giving this consent, we do not admit that we are in the category of perosns whose consent is required under Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              /S/ Charles W.N. Thompson, Jr.

                              CHARLES W. N. THOMPSON, JR.










433 Paseo de Peralta        Post Office Box 787    Telephone (505) 982-4374
Santa Fe, NM  87501        Santa Fe, NM 87504-0787       Fax (505) 984-8631
                            e-mail cwnt@wkkm.com


                      CONSENT OF INDEPENDENT AUDITORS

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated July 30, 2003, relating to the financial statements and financial highlights which appear in the June 30, 2003 Annual Reports to Shareholders of California Portfolio and National Portfolio series of Thornburg Limited Term Municipal Fund, Inc., which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Auditors" in such Registration Statement.

/s/ PricewaterhouseCoopers, LLP

New York, New York
March 9, 2004